Since Inception [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%		13.86%
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)
S&P Target Date To 2060 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.63%		9.04%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.92%		11.87%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.73%		10.47%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.84%		7.82%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.13%		7.33%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]	19.93%		10.97%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.34%		11.34%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.13%		12.05%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		22.27%		12.17%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.53%		11.61%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.07%		12.03%
Since Inception | Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.86%
Performance Inception Date			Dec. 31, 2019
Since Inception | Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		(0.33%)
Performance Inception Date			Dec. 31, 2019
Since Inception | S&P Target Date To 2060 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		9.04%
Performance Inception Date			Dec. 31, 2019
Since Inception | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		11.87%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		10.47%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.82%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.33%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		10.97%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		11.34%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		12.05%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[2]		12.17%
Performance Inception Date			Dec. 31, 2019
Since Inception | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		11.61%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		12.03%
Performance Inception Date	[1]		Dec. 31, 2019

[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	Since inception December 31, 2019.